Segment information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment information	Segment information
We determined our operating segments based on how our chief operating decision makers (“CODM”) manage our business, make operating decisions and evaluate operating performance. Effective for our fiscal year 2022, our CODM changed their internal reporting to refine the way they view our financial services operations and its interaction with our travel business. Also, we started allocating certain expenses to our segments which were previously considered part of our corporate structure and were unallocated. These changes resulted in revisions to the financial information provided to the CODM on a recurring basis in their evaluation of our financial performance and the decision-making process. The CODM believes these changes better reflect the performance of our reportable segments.

Accordingly, we changed our segment reporting under ASC 280 “Segment Reporting” to report three reportable segments as further described below. We recast previously reported segment financial information for the years ended December 31, 2021, and 2020 to reflect our new reportable segments’ structure.

Our new segment reporting structure is as follows:

•Travel Business:

Our travel business is comprised of two reportable segments: “Air” and “Packages, Hotels and Other Travel Products”.

a.Our “Air” segment primarily consists of facilitation services for the sale of airline tickets on a stand-alone basis and excludes airline tickets that are packaged with other non-airline flight products.

b.Our “Packages, Hotels and Other Travel Products” segment primarily consists of facilitation services for the sale of travel packages (which can include airline tickets and hotel rooms), as well as stand-alone sales of hotel rooms (including vacation rentals), car rentals, bus tickets, cruise tickets, travel insurance and destination services. Both segments also include the sale of advertisements and incentives earned from suppliers.

•Financial Services Business:

Our financial services business is comprised of one reportable segment: “Financial Services”.
a.Our “Financial Services” segment primarily consists of loan origination to our travel business’ customers and to customers of other merchants in various industries. Our “Financial Services” segment also consists of processing, fraud identification, credit scoring and IT services to our travel business, and to third-party merchants.

For all our segments, our primary operating performance measure is Adjusted Segment EBITDA. For all years presented, we calculated Adjusted Segment EBITDA as our net loss for the year adjusted for income taxes; financial results, net; stock-based compensation expense; acquisition transaction costs; depreciation and amortization; impairment charges; and restructuring and reorganization charges. Adjusted Segment EBITDA includes allocations of certain expenses based on transaction volumes and other usage metrics. Our allocation methodology is periodically evaluated and may change.

Generally, our segment disclosure does not include intersegment revenues related to intra-group invoicing for the use of trademarks and various management services which are eliminated from the operating results of each segment. Intersegment transactions are conducted according to our transfer pricing policy. However, our segment disclosure does include intersegment revenue consisting mainly of credit card processing services provided by Koin to our travel business’ subsidiaries. These intersegment transactions are recorded by each segment at amounts that approximate fair value as if the transactions were between third parties, and therefore, impact segment performance. However, the revenue and corresponding expense are eliminated in consolidation. The elimination of such intersegment transactions is included within "Intersegment eliminations" column in the table below.

In addition, as depreciation and amortization are not included in our segment’s performance measure, we do not report property, plant and equipment and intangible assets by segment as it would not be meaningful. Our CODM does not regularly use this information. However, we report loans receivable on a gross basis and separately their related allowance for credit expected losses as part of the financial services segment assets as this information is regularly monitored by the CODM.

The following tables present our segment information for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$215,782	$317,748	$4,442	$—	$—	$537,972
Inter segment revenues	$—	$—	$7,805	$(7,805)	$—	$—
Total revenues	$215,782	$317,748	$12,247	$(7,805)	$—	$537,972
Adjusted (negative) EBITDA	$17,953	$42,257	$(18,278)	$—	$—	$41,932
Depreciation and amortization	(10,339)	(12,516)	(71)	—	(13,077)	(36,003)
Stock-based compensation expense	—	—	—	—	(7,292)	(7,292)
Impairment charges	—	—	—	—	—	—
Restructuring charges	—	—	—	—	—	—
Acquisition transaction costs	(390)	—	—	—	—	(390)
Operating income (loss)	$7,224	$29,741	$(18,349)	$—	$(20,369)	$(1,753)
Financial results, net						(45,459)
Loss before income tax						$(47,212)
Income tax expenses						(21,309)
Net loss for the year						$(68,521)
Net loss attributable to redeemable non-controlling interest						—
Net loss attributable to Despegar.com, Corp.						$(68,521)

	Year ended December 31, 2021
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$118,456	$203,587	$800	$—	$—	$322,843
Inter segment revenues	$—	$—	$707	$(707)	$—	$—
Total revenues	$118,456	$203,587	$1,507	$(707)	$—	$322,843
Adjusted (negative) EBITDA	$(21,536)	$(4,770)	$(13,799)	$—	$—	$(40,105)
Depreciation and amortization	(11,523)	(10,961)	(62)	—	(11,659)	(34,205)
Stock-based compensation expense	—	—	—	—	(12,338)	(12,338)
Impairment charges	(161)	(4,945)	—	—	—	(5,106)
Restructuring charges	—	—	—	—	(4,041)	(4,041)
Acquisition transaction costs	—	—	—	—	(93)	(93)
Operating loss	$(33,220)	$(20,676)	$(13,861)	$—	$(28,131)	$(95,888)
Financial results, net						(10,207)
Loss before income tax						$(106,095)
Income tax benefit						230
Net loss for the year						$(105,865)
Net loss attributable to redeemable non-controlling interest						1,237
Net loss attributable to Despegar.com, Corp.						$(104,628)

	Year ended December 31, 2020
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$62,713	$68,483	$138	$—	$—	$131,334
Inter segment revenues	$—	$—	$112	$(112)	$—	$—
Total revenues	$62,713	$68,483	$250	$(112)	$—	$131,334
Adjusted (negative) EBITDA	$(33,035)	$(84,655)	$(4,123)	$—	$—	$(121,813)
Depreciation and amortization	(9,773)	(9,773)	(133)	—	(10,001)	(29,680)
Stock-based compensation expense	—	—	—	—	(7,312)	(7,312)
Impairment charges	(593)	(1,324)	—	—	—	(1,917)
Restructuring charges	—	—	—	—	(13,360)	(13,360)
Acquisition transaction costs	—	—	—	—	(3,135)	(3,135)
Operating loss	$(43,401)	$(95,752)	$(4,256)	$—	$(33,808)	$(177,217)
Financial results, net						12,910
Loss before income tax						$(164,307)
Income tax benefit						21,438
Net loss for the year						$(142,869)
Net loss attributable to redeemable non-controlling interest						282
Net loss attributable to Despegar.com, Corp.						$(142,587)
Revenue by Business Model, Type and Country
The following table presents our consolidated revenues from third parties by business model, revenue type and country for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Business Model:
Prepay model	$457,335	$270,891	$102,591
PAD model	11,364	5,342	1,305
Interest revenue	4,114	788	138
Others (1)	65,159	45,822	27,300
Total Revenue	$537,972	$322,843	$131,334
Revenue Type:
Commissions and service fees	$455,790	$268,442	$100,908
Incentive fees	39,859	28,658	17,040
Advertising	16,166	10,227	5,040
Destination services	14,071	7,959	2,988
Interest revenue	4,114	788	138
Financial services (2)	328	13	—
Others (3)	7,644	6,756	5,220
Total Revenue	$537,972	$322,843	$131,334
Country:
Argentina	$75,136	$44,789	$16,112
Brazil	144,423	75,630	45,289
Uruguay	98,249	43,434	9,240
Mexico	116,273	94,284	30,801
Other countries (4)	103,891	64,706	29,892
Total Revenue	$537,972	$322,843	$131,334
(1)Others includes incentive fees, advertising, breakage and loyalty revenue.
(2)Financial services include Financial Intermediation Processing fee and others.
(3)Others includes breakage and loyalty revenue.
(4)Others countries include Chile, Perú, Colombia, Ecuador and others.

Assets by Country
The following table presents our assets by country:

	As of December 31, 2022	As of December 31, 2021
Goodwill:
Argentina	$1,200	$1,200
Brazil	25,284	13,177
Mexico	88,280	83,904
Uruguay	16,839	16,839
Other countries (1)	7,034	7,306
Total goodwill	$138,637	$122,426
Intangible assets, net:
Argentina	$41,096	$37,016
Uruguay	6,022	6,823
Mexico	696	338
Other countries (2)	43,686	41,546
Total intangible assets, net	$91,500	$85,723
Property and equipment, net:
Argentina	$3,735	$4,822
Brazil	1,699	1,198
Mexico	4,492	4,140
Uruguay	657	641
United States	2,290	3,731
Other countries (3)	2,659	2,753
Total property and equipment, net	$15,532	$17,285

Asset information by segment:
Financial Services (4):
Loans receivable	$28,981	$10,971
Allowance for credit losses	$(12,411)	$(2,064)
Total loans receivable, net	$16,570	$8,907
(1)Other countries include Chile, Peru and Colombia.
(2)Other countries include Chile, Peru, Colombia, Brazil and United States.
(3)Other countries include Chile, Peru, Colombia and Ecuador.
(4)As of the date of these financial statements, activity is limited to Brazil